Consolidated Statements of Equity - CAD ($) $ in Thousands	Total	Share capital	Share-based payments reserve	Deficit	Accumulated other comprehensive income
Balance at Dec. 31, 2019	$ 336,146	$ 631,224	$ 6,111	$ (302,523)	$ 1,334
Balance (in Shares) at Dec. 31, 2019		210,392,473
Net loss for the year	(263,429)	$ 0	0	(263,429)	0
Share-based payment	983	0	983	0	0
Issuance of common shares –restricted share units	0	$ 274	(274)	0	0
Issuance of common shares –restricted share units (in Shares)		98,334
Balance at Dec. 31, 2020	73,700	$ 631,498	6,820	(565,952)	1,334
Balance (in Shares) at Dec. 31, 2020		210,490,807
Net loss for the year	276,167	$ 0	0	276,167	0
Share-based payment	868	0	868	0	0
Issuance of common shares –restricted share units	0	$ 219	(219)	0	0
Issuance of common shares –restricted share units (in Shares)		206,667
Balance at Dec. 31, 2021	$ 350,735	$ 631,717	$ 7,469	$ (289,785)	$ 1,334
Balance (in Shares) at Dec. 31, 2021		210,697,474